Risk management - Forborne Loans (Details) € in Millions	6 Months Ended
	Jun. 30, 2018 EUR (€) contract	Dec. 31, 2017 EUR (€)
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables		€ 903,013
Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Other guarantees	€ 2,077
Credit risk | Forborne loan portfolio
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	33,517	€ 36,164
Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (10,920)
Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	2,163,981
Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 11,934
Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	925,831
Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 32,503
Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	17,561
Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	5,658
Public sector | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (3)
Public sector | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	42
Public sector | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 52
Public sector | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	22
Public sector | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 20
Public sector | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	8
Public sector | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	5
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (30)
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	886
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 50
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	140
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 42
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	17
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	6
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (6,711)
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	248,513
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 7,706
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	47,183
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 13,717
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	8,621
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,384
Construction and property development loans | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (878)
Construction and property development loans | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	897
Construction and property development loans | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 249
Construction and property development loans | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	2,641
Construction and property development loans | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 2,417
Construction and property development loans | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,890
Construction and property development loans | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	59
Other warehouses | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (4,176)
Other warehouses | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	1,914,540
Other warehouses | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,126
Other warehouses | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	878,486
Other warehouses | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 18,724
Other warehouses | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	8,915
Other warehouses | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	4,263
Nonperforming | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Other guarantees	1,236
Nonperforming | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (9,029)
Nonperforming | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	921,317
Nonperforming | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 6,433
Nonperforming | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	165,020
Nonperforming | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 13,619
Nonperforming | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	8,894
Nonperforming | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	828
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (2)
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	15
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 6
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	12
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 5
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	4
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (29)
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	318
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 17
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	76
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 29
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	11
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (6,129)
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	117,887
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,723
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	24,300
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 8,387
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	5,549
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	524
Nonperforming | Construction and property development loans | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (843)
Nonperforming | Construction and property development loans | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	766
Nonperforming | Construction and property development loans | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 199
Nonperforming | Construction and property development loans | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	2,018
Nonperforming | Construction and property development loans | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,553
Nonperforming | Construction and property development loans | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,294
Nonperforming | Construction and property development loans | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	52
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (2,869)
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	803,097
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,687
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	140,632
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 5,198
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3,330
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 303